Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) subsidiary term_loan vessel	Dec. 31, 2015 USD ($) vessel	Nov. 30, 2013 vessel
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 6,730,132	$ 7,480,374
Interest at a weighted-average fixed rate	4.00%	3.40%
Number of vessels | vessel			5
Secured debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | term_loan	23
Carrying amount of long-term debt	$ 3,700,000	$ 4,000,000
Number of term loans which have balloon or bullet repayments | term_loan	20
Number of vessels | vessel	46	67
Amount not guaranteed by the Company or its subsidiaries	$ 56,200	$ 64,600
Number of subsidiaries | subsidiary	1
Secured debt [Member] | Certain Term Loans [Member]
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 58,300	$ 48,600
Secured debt [Member] | Remaining Term Loans [Member]
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate	2.90%	4.00%
Secured debt [Member] | Remaining Term Loans [Member] | Three-month LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%	0.30%
Debt term	3 months
Secured debt [Member] | Remaining Term Loans [Member] | Three-month LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.50%	3.25%
Debt term	6 months